Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Equity [Abstract]
Schedule of Stock by Class	The table below represents the approximate common stock holdings of Group immediately following the Business Combination.

	Shares	%

Janus Midco, LLC unitholders	70,270,400	50.8%
Public stockholders	43,113,850	31.2%
PIPE Investors	25,000,000	18.0%

Total	138,384,250	100.0%

The table below represents the approximate common stock holdings of Group immediately following the Business Combination.

	Shares	%
Janus Midco, LLC unitholders	70,270,400	50.8%
Public stockholders	43,113,850	31.2%
PIPE Investors	25,000,000	18.0%

Total	138,384,250	100.0%